GMN-SUP-3

Summary and Statutory Prospectuses Supplement dated June 1, 2017

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Global Market Neutral Fund

Jens Langewand will no longer serve as Portfolio Manager to Invesco Global Market Neutral Fund. All references to Mr. Langewand in the prospectuses are hereby removed as of the date set forth above.

GMN-SUP-3

LVEM-SUP-3

Summary and Statutory Prospectuses Supplement dated June 1, 2017

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Low Volatility Emerging Markets Fund

Jens Langewand will no longer serve as Portfolio Manager to Invesco Low Volatility Emerging Markets Fund. All references to Mr. Langewand in the prospectuses are hereby removed as of the date set forth above.

LVEM-SUP-3

AIF-STATSUP-3

Statutory Prospectus Supplement dated June 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Global Market Neutral Fund

Invesco Global Targeted Returns Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Jens Langewand will no longer serve as Portfolio Manager to Invesco Global Market Neutral Fund and Invesco Low Volatility Emerging Markets Fund. All references to Mr. Langewand in the prospectus are hereby removed as of the date set forth above.

AIF-STATSUP-3

AIF-SOAI SUP-5

Statement of Additional Information Supplement dated June 1, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro Allocation Strategy Fund

Invesco Multi-Asset Income Fund

Invesco MLP Fund

Invesco Select Companies Fund

Invesco World Bond Fund

Jens Langewand will no longer serve as Portfolio Manager to Invesco Global Market Neutral Fund and Invesco Low Volatility Emerging Markets Fund. All references to Mr. Langewand in the Statement of Additional Information are hereby removed as of the date set forth above.

AIF-SOAI SUP-5